UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: June 30
Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report December 31, 2025

Nuveen International Value Fund
Class A Shares/NAIGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$53	0.99%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2025)

Fund net assets	$1,309,523,313

Total number of portfolio holdings	59

Portfolio turnover (%)	11%

What did the Fund invest in? (as of December 31, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W506_SAR_1225 5093111

2

Semi-Annual Shareholder Report December 31, 2025

Nuveen International Value Fund
Class C Shares/NCIGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen International Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$92	1.74%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2025)

Fund net assets	$1,309,523,313

Total number of portfolio holdings	59

Portfolio turnover (%)	11%

What did the Fund invest in? (as of December 31, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W704_SAR_1225 5093111

2

Semi-Annual Shareholder Report December 31, 2025

Nuveen International Value Fund
Class I Shares/NGRRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.74%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2025)

Fund net assets	$1,309,523,313

Total number of portfolio holdings	59

Portfolio turnover (%)	11%

What did the Fund invest in? (as of December 31, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W803_SAR_1225 5093111

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments December 31, 2025
Global Equity Income
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.4%
143650181 COMMON STOCKS - 94.4%
AUSTRALIA - 1.6%
80,241 BHP Group Ltd $ 2,421,603
TOTAL AUSTRALIA 2,421,603
BELGIUM - 1.4%
7,962 UCB SA 2,218,423
TOTAL BELGIUM 2,218,423
CHINA - 0.9%
9,051 Alibaba Group Holding Ltd, Sponsored ADR 1,326,696
TOTAL CHINA 1,326,696
FINLAND - 1.8%
142,216 Nordea Bank Abp 2,675,687
TOTAL FINLAND 2,675,687
FRANCE - 2.6%
9,230 Airbus SE 2,143,426
17,700 Publicis Groupe SA 1,838,103
TOTAL FRANCE 3,981,529
GERMANY - 6.4%
4,864 Allianz SE 2,249,003
7,295 Deutsche Boerse AG 1,917,281
57,180 Deutsche Post AG 3,117,779
8,913 Siemens AG 2,496,321
TOTAL GERMANY 9,780,384
HONG KONG - 4.5%
1,364,000 Hang Lung Properties Ltd 1,510,389
343,921 Prudential PLC 5,290,564
TOTAL HONG KONG 6,800,953
ITALY - 1.6%
227,222 Enel SpA 2,362,503
TOTAL ITALY 2,362,503
JAPAN - 6.7%
107,650 Mitsubishi Electric Corp 3,138,734
84,160 Mitsui & Co Ltd 2,499,327
152,400 Sumitomo Mitsui Trust Group Inc 4,644,366
TOTAL JAPAN 10,282,427
NETHERLANDS - 4.5%
20,649 Heineken NV 1,703,685
95,103 (a) ING Groep NV 2,673,177
31,492 NN Group NV 2,429,438
TOTAL NETHERLANDS 6,806,300
NORWAY - 1.2%
130,828 Telenor ASA 1,902,819
TOTAL NORWAY 1,902,819
SINGAPORE - 1.6%
155,020 Oversea-Chinese Banking Corp Ltd 2,381,607
TOTAL SINGAPORE 2,381,607
SOUTH KOREA - 1.5%
37,064 Samsung Electronics Co Ltd 2,300,591
TOTAL SOUTH KOREA 2,300,591
SWITZERLAND - 2.8%
27,210 DSM-Firmenich AG 2,195,027
2,847 Zurich Insurance Group AG 2,154,331
TOTAL SWITZERLAND 4,349,358
UNITED KINGDOM - 3.3%
23,624 AstraZeneca PLC, Sponsored ADR 2,171,754
188,200 National Grid PLC 2,886,701
TOTAL UNITED KINGDOM 5,058,455

Portfolio of Investments December 31, 2025
(continued)
Global Equity Income

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UNITED STATES - 52.0%
18,258 Abbott Laboratories $ 2,287,545
54,270 Alliant Energy Corp 3,528,093
9,494 Alphabet Inc, Class A 2,971,622
92,882 AT&T Inc 2,307,189
10,981 Broadcom Inc 3,800,524
11,890 Cheniere Energy Inc 2,311,297
11,807 Chevron Corp 1,799,505
34,763 Cisco Systems Inc 2,677,794
32,064 Coca-Cola Co/The 2,241,594
6,030 Eaton Corp PLC 1,920,615
6,641 Elevance Health Inc 2,328,002
75,286 Enterprise Products Partners LP 2,413,669
29,679 Eversource Energy 1,998,287
45,094 Fifth Third Bancorp 2,110,850
5,890 General Dynamics Corp 1,982,927
34,425 General Motors Co 2,799,441
475,421 Haleon PLC 2,402,484
6,992 Home Depot Inc/The 2,405,947
11,081 JPMorgan Chase & Co 3,570,520
3,928 Meta Platforms Inc 2,592,834
2,545 Regeneron Pharmaceuticals Inc 1,964,409
5,822 Roche Holding AG 2,404,312
31,545 Sanofi SA 3,052,142
110,092 Shell PLC 4,057,139
64,969 Smurfit WestRock PLC 2,512,351
84,240 Verizon Communications Inc 3,431,095
30,021 Walmart Inc 3,344,640
26,739 Walt Disney Co/The 3,042,096
50,879 Wells Fargo & Co 4,741,923
TOTAL UNITED STATES 79,000,846
TOTAL COMMON STOCKS
(Cost $92,776,848) 143,650,181
SHARES DESCRIPTION RATE VALUE
2,361,852 CONVERTIBLE PREFERRED SECURITIES - 1.5%
UNITED STATES - 1.5%
34,200 Boeing Co/The 6.000% 2,361,852
TOTAL UNITED STATES 2,361,852
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $1,892,532) 2,361,852
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
3823803 STRUCTURED NOTES - 2.5%
12,700 Merrill Lynch BV, Linked To
Builders Firstsource Inc. (Cap
120.00% of the Issue Price)
10.500% $136.8830 $164.2596 02/25/26 1,334,016
19,800 Merrill Lynch BV, Linked To
Echostar Corp. (Cap 115.70% of
the Issue Price), Reg S
19.000 $74.7734 $86.5128 06/08/26 1,707,684

See Notes to Financial Statements
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
1,050 Merrill Lynch BV, Linked To
Regeneron Pharmaceuticals Inc.
(Cap 111.57% of the Issue Price)
12.000% $707.5227 $789.3831 05/18/26 $ 782,103
TOTAL STRUCTURED NOTES
(Cost $3,910,026) 3,823,803
TOTAL LONG-TERM INVESTMENTS
(Cost $98,579,406) 149,835,836
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.4%
510,963 (b) State Street Navigator Securities Lending
Government Money Market Portfolio
3.830%(c) 510,963
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $510,963) 510,963
TOTAL INVESTMENTS (Cost $99,090,369) - 98.8% 150,346,799
OTHER ASSETS & LIABILITIES, NET -  1.2% 1,894,936
NET ASSETS - 100% $ 152,241,735
ADR American Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $483,848.
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments December 31, 2025
International Value
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
1296827563 COMMON STOCKS - 99.1%
BRAZIL - 1.1%
1,072,786 Vale SA, Sponsored ADR $ 13,978,402
TOTAL BRAZIL 13,978,402
CANADA - 4.7%
263,715 Agnico Eagle Mines Ltd 44,707,604
262,237 Nutrien Ltd 16,186,455
TOTAL CANADA 60,894,059
CHINA - 1.3%
942,800 Alibaba Group Holding Ltd 17,310,710
TOTAL CHINA 17,310,710
FRANCE - 14.5%
323,726 Accor SA 18,250,511
1,074,355 Alstom SA 31,695,513
132,982 Capgemini SE 22,081,413
202,754 Publicis Groupe SA 21,055,523
525,253 Societe Generale SA 42,284,956
623,488 Technip Energies NV 23,743,561
113,535 Thales SA 30,627,858
TOTAL FRANCE 189,739,335
GERMANY - 11.7%
56,545 Allianz SE 26,145,119
278,858 BASF SE 14,673,113
524,780 Deutsche Post AG 28,613,997
319,396 Fresenius Medical Care AG 15,256,123
261,760 Infineon Technologies AG 11,420,835
51,022 SAP SE 12,396,740
157,389 Siemens AG 44,080,940
TOTAL GERMANY 152,586,867
HONG KONG - 4.5%
11,823,000 Hang Lung Properties Ltd 13,091,882
2,010,416 Prudential PLC 30,926,386
1,317,000 Techtronic Industries Co Ltd 15,149,618
TOTAL HONG KONG 59,167,886
JAPAN - 17.3%
556,700 FUJIFILM Holdings Corp 11,812,289
1,080,600 Japan Airlines Co Ltd 20,040,514
532,285 Komatsu Ltd 16,890,704
1,435,524 Mabuchi Motor Co Ltd 13,202,258
1,145,400 Mitsubishi Electric Corp 33,396,246
967,600 NIDEC CORP 13,138,084
952,900 Seven & i Holdings Co Ltd 13,690,323
59,000 SMC Corp 20,414,044
760,300 Sompo Holdings Inc 25,806,249
1,294,200 Sumitomo Mitsui Trust Group Inc 39,440,543
821,300 Toyota Motor Corp 17,639,137
8,972 (a) Toyota Motor Corp, Sponsored ADR 1,920,546
TOTAL JAPAN 227,390,937
NETHERLANDS - 8.5%
224,264 Heineken NV 18,503,330
2,186,002 ING Groep NV 61,444,643
262,084 NN Group NV 20,218,370
113,889 Wolters Kluwer NV 11,796,214
TOTAL NETHERLANDS 111,962,557
SINGAPORE - 1.6%
1,357,332 Oversea-Chinese Banking Corp Ltd 20,852,994
TOTAL SINGAPORE 20,852,994

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOUTH AFRICA - 1.5%
466,591 Anglo American PLC $ 19,299,372
TOTAL SOUTH AFRICA 19,299,372
SOUTH KOREA - 1.3%
123,239 Hyundai Motor Co 17,661,588
TOTAL SOUTH KOREA 17,661,588
SWITZERLAND - 6.4%
12,050 Barry Callebaut AG 19,700,672
218,395 DSM-Firmenich AG 17,617,895
1,002,071 (a) UBS Group AG 46,405,908
TOTAL SWITZERLAND 83,724,475
TAIWAN - 1.8%
473,000 Taiwan Semiconductor Manufacturing Co Ltd 23,251,382
TOTAL TAIWAN 23,251,382
UNITED KINGDOM - 11.8%
6,845,283 Barclays PLC 43,817,535
660,267 Diageo PLC 14,227,382
3,226,749 Melrose Industries PLC 25,449,178
1,683,392 National Grid PLC 25,820,672
9,578,788 Taylor Wimpey PLC 13,860,564
5,226,058 Tesco PLC 31,078,479
TOTAL UNITED KINGDOM 154,253,810
UNITED STATES - 11.1%
324,225 Axis Capital Holdings Ltd 34,721,255
806,226 GSK PLC 19,766,416
65,102 Roche Holding AG 26,885,183
234,348 Sanofi SA 22,674,378
995,790 Shell PLC 36,697,109
54,557 Shell PLC, ADR 4,008,848
TOTAL UNITED STATES 144,753,189
TOTAL COMMON STOCKS
(Cost $1,167,313,703) 1,296,827,563
TOTAL LONG-TERM INVESTMENTS
(Cost $1,167,313,703) 1,296,827,563
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.3%
3,992,455 (b) State Street Navigator Securities Lending
Government Money Market Portfolio
3.830%(c) 3,992,455
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,992,455) 3,992,455
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%
22489955 REPURCHASE AGREEMENTS - 1.7%
$ 689,955 (d) Fixed Income Clearing Corporation 1.060 01/02/26 689,955
21,800,000 (e) Fixed Income Clearing Corporation 3.780 01/02/26 21,800,000
TOTAL REPURCHASE AGREEMENTS
(Cost $22,489,955) 22,489,955
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,489,955) 22,489,955
TOTAL INVESTMENTS (Cost $1,193,796,113) - 101.1% 1,323,309,973
OTHER ASSETS & LIABILITIES, NET -  (1.1)% (13,786,660)
NET ASSETS - 100% $ 1,309,523,313
ADR American Depositary Receipt
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $3,887,146.
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments December 31, 2025
(continued)
International Value

See Notes to Financial Statements
(d) Agreement with Fixed Income Clearing Corporation, 1.060% dated 12/31/25 to be repurchased at $689,995 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/43, valued at $703,862.
(e) Agreement with Fixed Income Clearing Corporation, 3.780% dated 12/31/25 to be repurchased at $21,804,578 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 11/30/30, valued at $22,236,080.

Portfolio of Investments December 31, 2025
Large Cap Value Opportunities
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.3%
26431475 COMMON STOCKS - 95.3% 26431475
AUTOMOBILES & COMPONENTS - 3.9%
21,894 Ford Motor Co $ 287,249
9,473 General Motors Co 770,345
TOTAL AUTOMOBILES & COMPONENTS 1,057,594
BANKS - 9.1%
7,938 Citigroup Inc 926,285
2,500 JPMorgan Chase & Co 805,550
8,911 Wells Fargo & Co 830,505
TOTAL BANKS 2,562,340
CAPITAL GOODS - 13.5%
2,680 (a) Boeing Co/The 581,882
6,300 Carrier Global Corp 332,892
13,250 Flowserve Corp 919,285
1,978 General Dynamics Corp 665,914
668 Hubbell Inc 296,665
5,511 nVent Electric PLC 561,957
2,729 Regal Rexnord Corp 382,933
TOTAL CAPITAL GOODS 3,741,528
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.0%
1,204 (a) Amazon.com Inc 277,907
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 277,907
CONSUMER DURABLES & APPAREL - 0.6%
1,522 PulteGroup Inc 178,470
TOTAL CONSUMER DURABLES & APPAREL 178,470
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.5%
5,307 Target Corp 518,759
4,131 Walmart Inc 460,235
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 978,994
ENERGY - 9.5%
8,208 Baker Hughes Co 373,792
3,459 Cheniere Energy Inc 672,395
2,749 Chevron Corp 418,975
25,954 Permian Resources Corp, Class A 364,135
10,943 Shell PLC, ADR 804,092
TOTAL ENERGY 2,633,389
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
2,482 Camden Property Trust 273,219
2,454 Simon Property Group Inc 454,260
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 727,479
FINANCIAL SERVICES - 8.4%
3,376 Capital One Financial Corp 818,207
3,710 (a) Fiserv Inc 249,201
3,203 KKR & Co Inc 408,318
2,697 Morgan Stanley 478,799
2,713 State Street Corp 350,004
TOTAL FINANCIAL SERVICES 2,304,529
FOOD, BEVERAGE & TOBACCO - 1.1%
1,863 Philip Morris International Inc 298,825
TOTAL FOOD, BEVERAGE & TOBACCO 298,825
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
2,182 Quest Diagnostics Inc 378,642
TOTAL HEALTH CARE EQUIPMENT & SERVICES 378,642
HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
28,775 Kenvue Inc 496,369
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 496,369

Portfolio of Investments December 31, 2025
(continued)
Large Cap Value Opportunities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INSURANCE - 3.6%
4,504 American International Group Inc $ 385,317
703 Aon PLC, Class A 248,075
1,300 RenaissanceRe Holdings Ltd 365,508
TOTAL INSURANCE 998,900
MATERIALS - 4.1%
8,314 DuPont de Nemours Inc 334,223
7,745 Freeport-McMoRan Inc 393,369
10,727 Smurfit WestRock PLC 414,812
TOTAL MATERIALS 1,142,404
MEDIA & ENTERTAINMENT - 6.2%
2,281 Alphabet Inc, Class A 713,952
26,571 (a) TripAdvisor Inc 386,874
5,579 Walt Disney Co/The 634,723
TOTAL MEDIA & ENTERTAINMENT 1,735,549
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
4,554 AstraZeneca PLC, Sponsored ADR 418,649
3,669 Gilead Sciences Inc 450,333
47,545 (b) Haleon PLC, ADR 480,681
661 Regeneron Pharmaceuticals Inc 510,206
8,996 Sanofi SA, ADR 435,946
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,295,815
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
10,816 (a) Intel Corp 399,111
3,054 Qnity Electronics Inc 249,359
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 648,470
SOFTWARE & SERVICES - 3.1%
3,241 (a) Akamai Technologies Inc 282,777
15,316 Gen Digital Inc 416,442
834 Oracle Corp 162,555
TOTAL SOFTWARE & SERVICES 861,774
TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
1,383 Seagate Technology Holdings PLC 380,864
11,611 (a) Viasat Inc 400,115
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 780,979
TELECOMMUNICATION SERVICES - 1.9%
20,657 AT&T Inc 513,120
TOTAL TELECOMMUNICATION SERVICES 513,120
TRANSPORTATION - 1.4%
1,666 Union Pacific Corp 385,379
TOTAL TRANSPORTATION 385,379
UTILITIES - 5.2%
4,303 Alliant Energy Corp 279,738
2,286 Duke Energy Corp 267,942
7,275 Eversource Energy 489,826
4,459 Pinnacle West Capital Corp 395,513
TOTAL UTILITIES 1,433,019
TOTAL COMMON STOCKS
(Cost $15,679,381) 26,431,475
TOTAL LONG-TERM INVESTMENTS
(Cost $15,679,381) 26,431,475
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
404,577 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.830%(d) 404,577
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $404,577) 404,577

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.2%
1,175,000 REPURCHASE AGREEMENTS - 4.2% 1,175,000
$ 1,175,000 (e) Fixed Income Clearing Corporation 3.780% 01/02/26 $ 1,175,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,175,000) 1,175,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,175,000) 1,175,000
TOTAL INVESTMENTS - 101.0%
(Cost $17,258,958) 28,011,052
OTHER ASSETS & LIABILITIES, NET -  (1.0)% (275,577)
NET ASSETS - 100% $ 27,735,475
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $388,982.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.780% dated 12/31/25 to be repurchased at $1,175,247 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 11/30/30, valued at $1,198,661.

Portfolio of Investments December 31, 2025
Multi Cap Value
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 94.8%
843833538 COMMON STOCKS - 94.8% 843833538
AUTOMOBILES & COMPONENTS - 3.7%
718,846 Ford Motor Co $ 9,431,260
288,640 General Motors Co 23,472,205
TOTAL AUTOMOBILES & COMPONENTS 32,903,465
BANKS - 9.8%
246,711 Citigroup Inc 28,788,706
72,151 JPMorgan Chase & Co 23,248,495
279,792 Wells Fargo & Co 26,076,614
107,410 Western Alliance Bancorp 9,029,959
TOTAL BANKS 87,143,774
CAPITAL GOODS - 12.4%
84,456 (a) Boeing Co/The 18,337,087
411,460 Flowserve Corp 28,547,095
60,989 General Dynamics Corp 20,532,556
23,833 Hubbell Inc 10,584,474
177,329 nVent Electric PLC 18,082,238
103,015 Regal Rexnord Corp 14,455,065
TOTAL CAPITAL GOODS 110,538,515
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.0%
40,360 (a) Amazon.com Inc 9,315,895
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,315,895
CONSUMER DURABLES & APPAREL - 0.7%
52,485 PulteGroup Inc 6,154,391
TOTAL CONSUMER DURABLES & APPAREL 6,154,391
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.5%
169,788 Target Corp 16,596,777
129,351 Walmart Inc 14,410,995
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 31,007,772
ENERGY - 10.0%
277,584 Baker Hughes Co 12,641,175
113,321 Cheniere Energy Inc 22,028,469
85,936 Chevron Corp 13,097,506
1,127,568 Permian Resources Corp, Class A 15,819,779
343,578 Shell PLC, ADR 25,246,112
TOTAL ENERGY 88,833,041
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
230,044 STAG Industrial Inc 8,456,417
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 8,456,417
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
77,286 Camden Property Trust 8,507,643
69,645 Simon Property Group Inc 12,891,986
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,399,629
FINANCIAL SERVICES - 8.3%
110,896 Capital One Financial Corp 26,876,755
119,082 (a) Fiserv Inc 7,998,738
83,977 Morgan Stanley 14,908,437
791,409 Perella Weinberg Partners 13,691,376
84,113 State Street Corp 10,851,418
TOTAL FINANCIAL SERVICES 74,326,724
HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
921,292 Kenvue Inc 15,892,287
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 15,892,287
INSURANCE - 5.1%
20,885 Aon PLC, Class A 7,369,899
25,593 Everest Group Ltd 8,684,985
1,925,778 (a) Genworth Financial Inc 17,389,775

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INSURANCE (continued)
43,140 RenaissanceRe Holdings Ltd $ 12,129,242
TOTAL INSURANCE 45,573,901
MATERIALS - 3.4%
258,762 DuPont de Nemours Inc 10,402,232
85,328 Innospec Inc 6,531,005
346,034 Smurfit WestRock PLC 13,381,135
TOTAL MATERIALS 30,314,372
MEDIA & ENTERTAINMENT - 6.0%
65,744 Alphabet Inc, Class A 20,577,872
859,832 (a) TripAdvisor Inc 12,519,154
177,573 Walt Disney Co/The 20,202,480
TOTAL MEDIA & ENTERTAINMENT 53,299,506
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
930,686 (a) ADMA Biologics Inc 16,975,713
139,134 AstraZeneca PLC, Sponsored ADR 12,790,589
110,876 Gilead Sciences Inc 13,608,920
1,559,200 (b) Haleon PLC, ADR 15,763,511
20,586 Regeneron Pharmaceuticals Inc 15,889,716
307,941 Sanofi SA, ADR 14,922,821
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 89,951,270
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
330,357 (a) Intel Corp 12,190,174
105,625 Qnity Electronics Inc 8,624,281
48,714 (a) Rambus Inc 4,476,329
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 25,290,784
SOFTWARE & SERVICES - 4.0%
105,330 (a) Akamai Technologies Inc 9,190,043
500,198 Gen Digital Inc 13,600,383
26,005 Oracle Corp 5,068,635
250,876 (a) Teradata Corp 7,636,665
TOTAL SOFTWARE & SERVICES 35,495,726
TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
456,963 (a) Viasat Inc 15,746,945
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 15,746,945
TELECOMMUNICATION SERVICES - 1.9%
678,194 AT&T Inc 16,846,339
TOTAL TELECOMMUNICATION SERVICES 16,846,339
UTILITIES - 5.1%
125,215 Alliant Energy Corp 8,140,227
69,869 Duke Energy Corp 8,189,345
240,450 Eversource Energy 16,189,499
144,574 Pinnacle West Capital Corp 12,823,714
TOTAL UTILITIES 45,342,785
TOTAL COMMON STOCKS
(Cost $658,066,906) 843,833,538
TOTAL LONG-TERM INVESTMENTS
(Cost $658,066,906) 843,833,538
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
5,244,448 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.830%(d) 5,244,448
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,244,448) 5,244,448

Portfolio of Investments December 31, 2025
(continued)
Multi Cap Value

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.1%
45508693 REPURCHASE AGREEMENTS - 5.1% 45508693
$ 42,750,000 (e) Fixed Income Clearing Corporation 3.780% 01/02/26 $ 42,750,000
2,758,693 (f) Fixed Income Clearing Corporation 1.060 01/02/26 2,758,693
TOTAL REPURCHASE AGREEMENTS
(Cost $45,508,693) 45,508,693
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,508,693) 45,508,693
TOTAL INVESTMENTS - 100.5%
(Cost $708,820,047) 894,586,679
OTHER ASSETS & LIABILITIES, NET -  (0.5)% (4,731,540)
NET ASSETS - 100% $ 889,855,139
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $5,042,413.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.780% dated 12/31/25 to be repurchased at $42,758,978 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 10/31/30, valued at $43,605,128.
(f) Agreement with Fixed Income Clearing Corporation, 1.060% dated 12/31/25 to be repurchased at $2,758,856 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/43, valued at $2,813,964.

Portfolio of Investments December 31, 2025
Small Cap Value Opportunities
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.4%
255419356 COMMON STOCKS - 98.4% 255419356
AUTOMOBILES & COMPONENTS - 1.3%
92,104 Standard Motor Products Inc $ 3,394,032
TOTAL AUTOMOBILES & COMPONENTS 3,394,032
BANKS - 13.4%
163,956 Atlantic Union Bankshares Corp 5,787,647
129,905 Glacier Bancorp Inc 5,722,315
188,450 Home BancShares Inc/AR 5,235,141
218,563 Seacoast Banking Corp of Florida 6,867,249
67,909 (a) Texas Capital Bancshares Inc 6,148,481
425,607 Valley National Bancorp 4,971,090
TOTAL BANKS 34,731,923
CAPITAL GOODS - 13.7%
50,011 Atkore Inc 3,163,196
135,586 (a) Cardinal Infrastructure Group Inc, Class A 3,278,470
84,056 Douglas Dynamics Inc 2,744,428
98,795 Flowserve Corp 6,854,397
74,167 Fortune Brands Innovations Inc 3,709,833
99,033 Mueller Water Products Inc, Class A 2,358,966
15,219 (a) MYR Group Inc 3,325,352
52,487 (a) Proto Labs Inc 2,655,317
67,960 (a) Vicor Corp 7,448,416
TOTAL CAPITAL GOODS 35,538,375
COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
198,765 (a) Amentum Holdings Inc 5,764,185
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,764,185
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.5%
71,719 Academy Sports & Outdoors Inc 3,583,081
66,039 (a) GigaCloud Technology Inc, Class A 2,594,012
35,862 Signet Jewelers Ltd 2,972,243
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,149,336
CONSUMER DURABLES & APPAREL - 4.0%
34,137 (a) Crocs Inc 2,919,397
56,145 (a) Taylor Morrison Home Corp 3,305,256
93,613 (a) YETI Holdings Inc 4,134,886
TOTAL CONSUMER DURABLES & APPAREL 10,359,539
CONSUMER SERVICES - 1.3%
315,399 (a) El Pollo Loco Holdings Inc 3,299,073
TOTAL CONSUMER SERVICES 3,299,073
ENERGY - 3.9%
233,120 Antero Midstream Corp 4,147,205
146,646 (a) Innovex International Inc 3,207,148
122,894 Magnolia Oil & Gas Corp, Class A 2,690,149
TOTAL ENERGY 10,044,502
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
232,395 Americold Realty Trust Inc 2,988,600
114,454 COPT Defense Properties 3,181,821
154,428 Curbline Properties Corp 3,584,274
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 9,754,695
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
235,541 Sabra Health Care REIT Inc 4,461,146
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,461,146
FINANCIAL SERVICES - 10.7%
654,096 BGC Group Inc, Class A 5,841,077
112,344 Marex Group PLC 4,309,516
108,475 (a) NCR Atleos Corp 4,133,982
30,814 PennyMac Financial Services Inc 4,062,518
146,395 Perella Weinberg Partners 2,532,634
394,458 Rithm Capital Corp 4,299,592

Portfolio of Investments December 31, 2025
(continued)
Small Cap Value Opportunities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
192,517 (a) Wealthfront Corp $ 2,616,306
TOTAL FINANCIAL SERVICES 27,795,625
FOOD, BEVERAGE & TOBACCO - 1.3%
161,065 (a) Simply Good Foods Co/The 3,234,185
TOTAL FOOD, BEVERAGE & TOBACCO 3,234,185
HEALTH CARE EQUIPMENT & SERVICES - 6.9%
32,298 (a) Addus HomeCare Corp 3,468,482
107,524 (a) Castle Biosciences Inc 4,182,684
205,316 (a) Certara Inc 1,808,834
57,722 (a) LivaNova PLC 3,551,635
232,532 (a) Pediatrix Medical Group Inc 4,973,859
TOTAL HEALTH CARE EQUIPMENT & SERVICES 17,985,494
INSURANCE - 2.5%
731,495 (a) Genworth Financial Inc 6,605,400
TOTAL INSURANCE 6,605,400
MATERIALS - 5.5%
237,568 (a),(b) Flotek Industries Inc 4,093,297
47,416 Minerals Technologies Inc 2,890,005
238,554 Titan America SA 3,931,370
99,997 Worthington Steel Inc 3,461,896
TOTAL MATERIALS 14,376,568
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
220,963 (a) ADMA Biologics Inc 4,030,365
124,051 (a) Alkermes PLC 3,470,947
51,395 (a) Prestige Consumer Healthcare Inc 3,170,558
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,671,870
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
56,970 (a) Ambarella Inc 4,035,755
233,620 (a) MaxLinear Inc 4,071,996
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,107,751
SOFTWARE & SERVICES - 2.1%
320,251 Adeia Inc 5,524,330
TOTAL SOFTWARE & SERVICES 5,524,330
TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
296,680 (a) Arlo Technologies Inc 4,150,553
148,456 (a) Knowles Corp 3,181,412
747,332 (a) Powerfleet Inc NJ 3,975,806
174,142 (a) Viasat Inc 6,000,934
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 17,308,705
UTILITIES - 6.7%
37,617 IDACORP Inc 4,760,808
30,514 ONE Gas Inc 2,357,206
47,381 Ormat Technologies Inc 5,234,179
59,981 Spire Inc 4,960,429
TOTAL UTILITIES 17,312,622
TOTAL COMMON STOCKS
(Cost $216,432,892) 255,419,356
TOTAL LONG-TERM INVESTMENTS
(Cost $216,432,892) 255,419,356
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
441,325 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.830%(d) 441,325
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $441,325) 441,325

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.5%
4048940 REPURCHASE AGREEMENTS - 1.5% 4048940
$ 3,925,000 (e) Fixed Income Clearing Corporation 3.780% 01/02/26 $ 3,925,000
123,940 (f) Fixed Income Clearing Corporation 1.060 01/02/26 123,940
TOTAL REPURCHASE AGREEMENTS
(Cost $4,048,940) 4,048,940
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,048,940) 4,048,940
TOTAL INVESTMENTS - 100.1%
(Cost $220,923,157) 259,909,621
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (293,696)
NET ASSETS - 100% $ 259,615,925
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $423,600.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.780% dated 12/31/25 to be repurchased at $3,925,824 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 2.125%–3.875% and maturity dates 12/31/32–2/15/41, valued at
$4,003,672.
(f) Agreement with Fixed Income Clearing Corporation, 1.060% dated 12/31/25 to be repurchased at $123,947 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/43, valued at $126,604.

Portfolio of Investments December 31, 2025
Small/Mid Cap Value
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 94.1%
96685938 COMMON STOCKS - 94.1% 96685938
BANKS - 8.1%
15,470 East West Bancorp Inc $ 1,738,673
18,654 Popular Inc 2,322,796
27,865 Prosperity Bancshares Inc 1,925,750
24,432 SOUTHSTATE BANK CORP 2,299,296
TOTAL BANKS 8,286,515
CAPITAL GOODS - 16.0%
19,602 Donaldson Co Inc 1,737,913
34,609 Flowserve Corp 2,401,173
29,343 Fortune Brands Innovations Inc 1,467,737
8,660 IDEX Corp 1,540,960
8,853 ITT Inc 1,536,084
18,110 nVent Electric PLC 1,846,677
11,469 Regal Rexnord Corp 1,609,330
38,421 Sensata Technologies Holding PLC 1,279,035
26,644 (a) Vicor Corp 2,920,182
TOTAL CAPITAL GOODS 16,339,091
COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
72,996 (a) Amentum Holdings Inc 2,116,884
19,125 (a) Parsons Corp 1,181,925
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,298,809
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.6%
28,700 Academy Sports & Outdoors Inc 1,433,852
15,497 Signet Jewelers Ltd 1,284,391
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,718,243
CONSUMER DURABLES & APPAREL - 5.4%
24,455 (a) Birkenstock Holding Plc 1,000,210
79,192 Levi Strauss & Co, Class A 1,642,442
21,464 (a) Taylor Morrison Home Corp 1,263,586
37,223 (a) YETI Holdings Inc 1,644,140
TOTAL CONSUMER DURABLES & APPAREL 5,550,378
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
13,738 (a) BJ's Wholesale Club Holdings Inc 1,236,832
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,236,832
ENERGY - 6.4%
45,836 (a) Antero Resources Corp 1,579,508
47,956 APA Corp 1,173,004
16,261 National Fuel Gas Co 1,301,856
96,291 Permian Resources Corp, Class A 1,350,963
14,721 Weatherford International PLC 1,152,065
TOTAL ENERGY 6,557,396
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.1%
11,245 EastGroup Properties Inc 2,003,183
31,222 Rexford Industrial Realty Inc 1,208,916
43,282 Weyerhaeuser Co 1,025,351
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,237,450
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
21,925 First Industrial Realty Trust Inc 1,255,645
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,255,645
FINANCIAL SERVICES - 9.3%
132,874 AGNC Investment Corp 1,424,409
256,525 BGC Group Inc, Class A 2,290,768
11,620 PennyMac Financial Services Inc 1,531,981
72,633 Perella Weinberg Partners 1,256,551
120,909 Rithm Capital Corp 1,317,908
13,423 Stifel Financial Corp 1,680,828
TOTAL FINANCIAL SERVICES 9,502,445

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
43,094 (a) QuidelOrtho Corp $ 1,230,765
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,230,765
INSURANCE - 4.1%
5,634 Everest Group Ltd 1,911,898
256,460 (a) Genworth Financial Inc 2,315,834
TOTAL INSURANCE 4,227,732
MATERIALS - 4.2%
8,785 Avery Dennison Corp 1,597,816
6,035 Reliance Inc 1,743,331
13,694 Westlake Corp 1,012,534
TOTAL MATERIALS 4,353,681
MEDIA & ENTERTAINMENT - 1.0%
31,420 Match Group Inc 1,014,552
TOTAL MEDIA & ENTERTAINMENT 1,014,552
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
86,277 (a) ADMA Biologics Inc 1,573,692
47,437 (a) Alkermes PLC 1,327,287
22,460 Bio-Techne Corp 1,320,873
34,318 Bruker Corp 1,616,721
3,187 (a) United Therapeutics Corp 1,552,866
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,391,439
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
20,973 (a) Zillow Group Inc, Class A 1,430,988
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,430,988
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
21,103 (a) Ambarella Inc 1,494,937
91,367 (a) MaxLinear Inc 1,592,527
19,426 (a) Rambus Inc 1,785,055
20,767 (a) Synaptics Inc 1,537,173
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,409,692
SOFTWARE & SERVICES - 2.7%
14,436 (a) Akamai Technologies Inc 1,259,541
96,075 (a) UiPath Inc, Class A 1,574,669
TOTAL SOFTWARE & SERVICES 2,834,210
TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
67,823 (a) Viasat Inc 2,337,181
4,071 (a) Zebra Technologies Corp, Class A 988,520
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,325,701
TRANSPORTATION - 1.2%
24,386 Knight-Swift Transportation Holdings Inc 1,274,900
TOTAL TRANSPORTATION 1,274,900
UTILITIES - 4.1%
11,737 IDACORP Inc 1,485,435
13,370 Ormat Technologies Inc 1,476,984
33,317 UGI Corp 1,247,055
TOTAL UTILITIES 4,209,474
TOTAL COMMON STOCKS
(Cost $80,649,448) 96,685,938
TOTAL LONG-TERM INVESTMENTS
(Cost $80,649,448) 96,685,938

Portfolio of Investments December 31, 2025
(continued)
Small/Mid Cap Value

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.6%
5804715 REPURCHASE AGREEMENTS - 5.6% 5804715
$ 179,715 (b) Fixed Income Clearing Corporation 1.060% 01/02/26 $ 179,715
5,625,000 (c) Fixed Income Clearing Corporation 3.780 01/02/26 5,625,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,804,715) 5,804,715
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,804,715) 5,804,715
TOTAL INVESTMENTS - 99.7%
(Cost $86,454,163) 102,490,653
OTHER ASSETS & LIABILITIES, NET -  0.3% 308,382
NET ASSETS - 100% $ 102,799,035
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 1.060% dated 12/31/25 to be repurchased at $179,725 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/43, valued at $183,473.
(c) Agreement with Fixed Income Clearing Corporation, 3.780% dated 12/31/25 to be repurchased at $5,626,181 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 10/31/30, valued at $5,737,696.

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2025 (Unaudited)
Global Equity
Income
International
Value
Large Cap Value
Opportunities Multi Cap Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
ASSETS
Long-term investments, at value
†‡
$ 149,835,836 $ 1,296,827,563 $ 26,431,475 $ 843,833,538 $ 255,419,356 $ 96,685,938
Investments purchased with collateral from
securities lending, at value (cost approximates
value) 510,963 3,992,455 404,577 5,244,448 441,325 –
Short-term investments, at value
◊
– 22,489,955 1,175,000 45,508,693 4,048,940 5,804,715
Cash 1,616,961 – 50,203 – – –
Cash denominated in foreign currencies
^
– 172,219 – – – –
Receivables:
Dividends 108,429 1,778,705 15,168 389,335 345,671 172,199
Interest – 2,309 123 4,570 416 596
Investments sold 616,381 – – – – –
Reclaims 163,866 186,871 3,774 – – –
Reimbursement from Adviser 16,334 4,653 12,064 186,427 216,504 56,006
Shares sold 44,380 937,231 75,245 725,879 141,634 232,929
Other 396,709 65,786 44,914 56,085 52,752 40,088
Total assets 153,309,859 1,326,457,747 28,212,543 895,948,975 260,666,598 102,992,471
LIABILITIES
Payables:
Management fees 90,479 750,900 15,156 498,990 182,306 66,130
Collateral from securities lending 510,963 3,992,455 404,577 5,244,448 441,325 –
Interest 27 26 5 90 43 17
Investments purchased - regular settlement 168,218 – – – – –
Shares redeemed 74,156 12,027,236 – 45,488 189,772 27,291
Accrued expenses:
Custodian fees 56,483 69,579 18,240 49,259 38,467 27,796
Trustees fees 74,116 32,024 12,660 20,457 19,224 1,699
Professional fees 24,063 10,700 11,870 28,143 20,485 15,125
Shareholder reporting expenses 14,042 16,557 7,195 40,418 40,249 16,217
Shareholder servicing agent fees 34,030 29,133 3,679 146,566 108,813 35,993
12b-1 distribution and service fees 21,547 5,824 3,686 19,977 9,989 3,168
Total liabilities 1,068,124 16,934,434 477,068 6,093,836 1,050,673 193,436
Net assets $ 152,241,735 $ 1,309,523,313 $ 27,735,475 $ 889,855,139 $ 259,615,925 $ 102,799,035
NET ASSETS CONSIST OF:
Paid-in capital $ 313,477,666 $ 1,376,354,755 $ 16,283,347 $ 702,404,702 $ 221,392,702 $ 81,644,551
Total distributable earnings (loss) (161,235,931) (66,831,442) 11,452,128 187,450,437 38,223,223 21,154,484
Net assets $ 152,241,735 $ 1,309,523,313 $ 27,735,475 $ 889,855,139 $ 259,615,925 $ 102,799,035
†
   Long-term investments, cost $ 98,579,406 $ 1,167,313,703 $ 15,679,381 $ 658,066,906 $ 216,432,892 $ 80,649,448
◊
   Short-term investments, cost $ — $ 22,489,955 $ 1,175,000 $ 45,508,693 $ 4,048,940 $ 5,804,715
‡ Includes securities loaned of $ 483,848 $ 3,887,146 $ 388,982 $ 5,042,413 $ 423,600 $ —
^
   Cash denominated in foreign currencies, cost $ – $ 172,219 $ – $ – $ – $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global Equity
Income
International
Value
Large Cap Value
Opportunities Multi Cap Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
CLASS A:
Net assets $ 100,407,839 $ 26,234,478 $ 10,257,899 $ 66,501,357 $ 22,360,444 $ 9,660,359
Shares outstanding 2,331,509 697,536 1,856,045 1,055,637 470,412 288,899
Net asset value ("NAV") per share $ 43.07 $ 37.61 $ 5.53 $ 63.00 $ 47.53 $ 33.44
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus
maximum sales charge) $ 45.70 $ 39.90 $ 5.87 $ 66.84 $ 50.43 $ 35.48
CLASS C:
Net assets $ 423,779 $ 421,316 $ 1,773,184 $ 7,564,525 $ 5,998,936 $ 1,467,533
Shares outstanding 9,870 11,916 445,958 130,258 164,371 56,412
NAV and offering price per share $ 42.94 $ 35.36 $ 3.98 $ 58.07 $ 36.50 $ 26.01
CLASS R6:
Net assets $ — $ — $ — $ — $ 16,368,516 $ 2,512,984
Shares outstanding — — — — 317,047 71,606
NAV and offering price per share $ — $ — $ — $ — $ 51.63 $ 35.09
CLASS I:
Net assets $ 51,410,117 $ 1,282,867,519 $ 15,704,392 $ 815,789,257 $ 214,888,029 $ 89,158,159
Shares outstanding 1,193,491 33,884,901 2,811,133 12,804,433 4,251,897 2,568,145
NAV and offering price per share $ 43.08 $ 37.86 $ 5.59 $ 63.71 $ 50.54 $ 34.72
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended December 31, 2025 (Unaudited)
Global Equity
Income International Value
Large Cap Value
Opportunities Multi Cap Value
INVESTMENT INCOME
Affiliated income $ 11,548 $ 11,528 $ 820 $ 352,605
Dividends 2,155,843 4,654,186 239,727 6,367,993
Interest — 258,972 14,499 718,521
Securities lending income, net 927 27,868 44 3,683
Tax withheld — — — (5,441)
Total investment income 2,168,318 4,952,554 255,090 7,437,361
EXPENSES
– – – –
Management fees 523,425 2,097,775 82,173 2,382,260
12b-1 service fees - Class A 122,725 31,323 11,807 76,462
12b-1 distribution and service fees - Class C 2,491 1,961 8,002 32,724
Shareholder servicing agent fees - Class A 48,627 7,547 3,281 29,052
Shareholder servicing agent fees - Class C 245 121 556 3,120
Shareholder servicing agent fees - Class I 24,734 77,235 4,859 300,775
Interest expense 63 61 69 1,035
Trustees fees 2,581 2,690 434 11,892
Custodian expenses 19,159 24,803 9,849 26,014
Registration fees 25,074 21,529 18,520 29,534
Professional fees 31,370 39,803 17,910 35,089
Shareholder reporting expenses 11,871 17,744 9,690 28,369
Other 2,892 2,552 2,395 3,671
Total expenses before fee waiver/expense reimbursement 815,257 2,325,144 169,545 2,959,997
Fee waiver/expense reimbursement (54,104) — (56,248) —
Net expenses 761,153 2,325,144 113,297 2,959,997
Net investment income (loss) 1,407,165 2,627,410 141,793 4,477,364
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 7,560,470 1,492,215 892,173 1,114,350
Written options 98,173 — — —
Foreign currency transactions 33,843 35,334 — —
Net realized gain (loss) 7,692,486 1,527,549 892,173 1,114,350
Change in unrealized appreciation (depreciation) on:
Investments 6,384,862 77,250,270 1,902,538 73,528,116
Written options (17,955) — — —
Foreign currency translations (427) 10,522 — —
Net change in unrealized appreciation (depreciation) 6,366,480 77,260,792 1,902,538 73,528,116
Net realized and unrealized gain (loss) 14,058,966 78,788,341 2,794,711 74,642,466
Net increase (decrease) in net assets from operations $ 15,466,131 $ 81,415,751 $ 2,936,504 $ 79,119,830

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended December 31, 2025 (Unaudited)
Small Cap Value
Opportunities
Small/Mid Cap
Value
INVESTMENT INCOME
Affiliated income $ 376,126 $ 134,550
Dividends 1,992,039 753,673
Interest 204,538 92,897
Securities lending income, net 6,406 660
Tax withheld — (2,764)
Total investment income 2,579,109 979,016
EXPENSES
– –
Management fees 1,032,191 373,022
12b-1 service fees - Class A 29,607 10,850
12b-1 distribution and service fees - Class C 20,144 5,480
Shareholder servicing agent fees - Class A 31,585 6,162
Shareholder servicing agent fees - Class C 5,318 773
Shareholder servicing agent fees - Class R6 326 69
Shareholder servicing agent fees - Class I 290,119 61,600
Interest expense 2,084 39
Trustees fees 4,515 1,762
Custodian expenses 21,665 15,147
Registration fees 30,538 26,463
Professional fees 26,182 20,632
Shareholder reporting expenses 14,518 13,623
Other 3,217 2,704
Total expenses before fee waiver/expense reimbursement 1,512,009 538,326
Fee waiver/expense reimbursement (255,366) (2,636)
Net expenses 1,256,643 535,690
Net investment income (loss) 1,322,466 443,326
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 9,602,019 9,591,904
Net realized gain (loss) 9,602,019 9,591,904
Change in unrealized appreciation (depreciation) on:
Investments 13,569,318 1,035,091
Net change in unrealized appreciation (depreciation) 13,569,318 1,035,091
Net realized and unrealized gain (loss) 23,171,337 10,626,995
Net increase (decrease) in net assets from operations $ 24,493,803 $ 11,070,321

Statement of Changes in Net Assets
See Notes to Financial Statements

Global Equity Income International Value
Unaudited
Six Months Ended
12/31/25
Year Ended
6/30/25
Unaudited
Six Months Ended
12/31/25
Year Ended
6/30/25
OPERATIONS
Net investment income (loss) $ 1,407,165 $ 2,810,524 $ 2,627,410 $ 2,740,964
Net realized gain (loss) 7,692,486 10,055,289 1,527,549 (1,668,664)
Net change in unrealized appreciation (depreciation) 6,366,480 11,385,521 77,260,792 22,720,884
Net increase (decrease) in net assets from operations 15,466,131 24,251,334 81,415,751 23,793,184
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (912,047) (1,788,319) (2,509) (442,383)
Class C (2,823) (9,023) — (5,497)
Class I (526,629) (996,128) (2,941,196) (2,037,864)
Total distributions (1,441,499) (2,793,470) (2,943,705) (2,485,744)
FUND SHARE TRANSACTIONS
Subscriptions 3,278,910 4,388,740 1,172,370,271 39,183,861
Reinvestments of distributions 1,365,075 2,640,465 2,937,840 2,398,425
Redemptions (9,013,728) (19,035,882) (82,230,313) (28,779,268)
Net increase (decrease) from Fund share transactions (4,369,743) (12,006,677) 1,093,077,798 12,803,018
Net increase (decrease) in net assets 9,654,889 9,451,187 1,171,549,844 34,110,458
Net assets at the beginning of period 142,586,846 133,135,659 137,973,469 103,863,011
Net assets at the end of period $ 152,241,735 $ 142,586,846 $ 1,309,523,313 $ 137,973,469

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Large Cap Value Opportunities Multi Cap Value
Unaudited
Six Months Ended
12/31/25
Year Ended
6/30/25
Unaudited
Six Months Ended
12/31/25
Year Ended
6/30/25
OPERATIONS
Net investment income (loss) $ 141,793 $ 314,715 $ 4,477,364 $ 6,819,952
Net realized gain (loss) 892,173 1,752,309 1,114,350 16,636,120
Net change in unrealized appreciation (depreciation) 1,902,538 1,397,508 73,528,116 44,299,003
Net increase (decrease) in net assets from operations 2,936,504 3,464,532 79,119,830 67,755,075
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (679,044) (562,967) (1,065,259) (838,874)
Class C (144,077) (90,441) (112,570) (35,759)
Class I (1,083,973) (778,014) (14,691,536) (8,082,180)
Total distributions (1,907,094) (1,431,422) (15,869,365) (8,956,813)
FUND SHARE TRANSACTIONS
Subscriptions 5,081,807 1,814,812 306,386,165 129,058,573
Reinvestments of distributions 1,800,409 1,367,659 15,679,257 8,819,645
Redemptions (2,711,710) (4,303,428) (17,005,065) (157,281,164)
Net increase (decrease) from Fund share transactions 4,170,506 (1,120,957) 305,060,357 (19,402,946)
Net increase (decrease) in net assets 5,199,916 912,153 368,310,822 39,395,316
Net assets at the beginning of period 22,535,559 21,623,406 521,544,317 482,149,001
Net assets at the end of period $ 27,735,475 $ 22,535,559 $ 889,855,139 $ 521,544,317

See Notes to Financial Statements

Small Cap Value Opportunities Small/Mid Cap Value
Unaudited
Six Months Ended
12/31/25
Year Ended
6/30/25
Unaudited
Six Months Ended
12/31/25
Year Ended
6/30/25
OPERATIONS
Net investment income (loss) $ 1,322,466 $ 2,021,044 $ 443,326 $ 851,543
Net realized gain (loss) 9,602,019 29,411,636 9,591,904 15,836,002
Net change in unrealized appreciation (depreciation) 13,569,318 (7,463,284) 1,035,091 (6,243,349)
Net increase (decrease) in net assets from operations 24,493,803 23,969,396 11,070,321 10,444,196
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,058,280) (4,997,460) (594,921) (696,792)
Class C (602,758) (431,089) (107,587) (50,568)
Class R6 (1,343,231) (1,380,064) (166,747) (2,563,053)
Class I (18,939,519) (43,085,559) (5,765,515) (7,734,130)
Total distributions (22,943,788) (49,894,172) (6,634,770) (11,044,543)
FUND SHARE TRANSACTIONS
Subscriptions 35,519,347 82,617,058 18,653,319 44,238,033
Reinvestments of distributions 21,515,674 47,655,601 6,583,620 10,992,363
Redemptions (35,180,072) (83,293,900) (18,002,820) (63,453,885)
Net increase (decrease) from Fund share transactions 21,854,949 46,978,759 7,234,119 (8,223,489)
Net increase (decrease) in net assets 23,404,964 21,053,983 11,669,670 (8,823,836)
Net assets at the beginning of period 236,210,961 215,156,978 91,129,365 99,953,201
Net assets at the end of period $ 259,615,925 $ 236,210,961 $ 102,799,035 $ 91,129,365

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Equity Income
Class
A
12/31/25
(e)
$ 39.15 $ 0.38 $ 3.93 $ 4.31 $ (0.39) $ — $ (0.39) $ 43.07
6/30/25
33.43 0.71 5.74 6.45 (0.73) — (0.73) 39.15
6/30/24
29.94 0.76 3.51 4.27 (0.78) — (0.78) 33.43
6/30/23
27.43 0.67 3.21 3.88 (1.37) — (1.37) 29.94
6/30/22
32.13 0.74 (4.26) (3.52) (1.18) — (1.18) 27.43
6/30/21
23.44 0.68 8.70 9.38 (0.69) — (0.69) 32.13
Class
C
12/31/25
(e)
39.04 0.23 3.90 4.13 (0.23) — (0.23) 42.94
6/30/25
33.36 0.39 5.77 6.16 (0.48) — (0.48) 39.04
6/30/24
29.89 0.48 3.54 4.02 (0.55) — (0.55) 33.36
6/30/23
27.37 0.47 3.20 3.67 (1.15) — (1.15) 29.89
6/30/22
32.06 0.44 (4.19) (3.75) (0.94) — (0.94) 27.37
6/30/21
23.40 0.44 8.70 9.14 (0.48) — (0.48) 32.06
Class
I
12/31/25
(e)
39.16 0.43 3.93 4.36 (0.44) — (0.44) 43.08
6/30/25
33.43 0.81 5.73 6.54 (0.81) — (0.81) 39.16
6/30/24
29.95 0.83 3.51 4.34 (0.86) — (0.86) 33.43
6/30/23
27.43 0.73 3.23 3.96 (1.44) — (1.44) 29.95
6/30/22
32.14 0.83 (4.28) (3.45) (1.26) — (1.26) 27.43
6/30/21
23.45 0.75 8.70 9.45 (0.76) — (0.76) 32.14
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
11 .00% $ 100,408 1 .18%
(f)
1 .11%
(f)
1 .81%
(f)
18%
19 .41 94,747 1 .24 1 .11 2 .01 30
14 .40 89,171 1 .27 1 .11 2 .45 27
14 .46 86,807 1 .28 1 .11 2 .35 29
( 11 .30 ) 86,811 1 .26 1 .10 2 .33 59
40 .43 105,751 1 .26 1 .11 2 .44 42
10 .58 424 1 .93
(f)
1 .86
(f)
1 .11
(f)
18
18 .52 530 1 .99 1 .86 1 .11 30
13 .51 1,003 2 .02 1 .86 1 .55 27
13 .61 1,879 2 .03 1 .86 1 .62 29
( 11 .95 ) 1,649 2 .01 1 .85 1 .37 59
39 .34 4,660 2 .01 1 .86 1 .64 42
11 .13 51,410 0 .93
(f)
0 .86
(f)
2 .06
(f)
18
19 .73 47,310 0 .99 0 .86 2 .26 30
14 .64 42,961 1 .02 0 .86 2 .67 27
14 .79 44,020 1 .03 0 .86 2 .55 29
( 11 .10 ) 52,423 1 .01 0 .85 2 .61 59
40 .76 55,826 1 .01 0 .86 2 .69 42

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Value
Class
A
12/31/25
(e)
$ 33.47 $ 0.25 $ 3.89 $ 4.14 $ — $ — $ — $ 37.61
6/30/25
27.95 0.63 5.51 6.14 (0.62) — (0.62) 33.47
6/30/24
26.11 0.60 1.74 2.34 (0.50) — (0.50) 27.95
6/30/23
23.20 0.58 3.45 4.03 (1.12) — (1.12) 26.11
6/30/22
27.73 0.60 (4.05) (3.45) (1.08) — (1.08) 23.20
6/30/21
20.17 0.70 7.34 8.04 (0.48) — (0.48) 27.73
Class
C
12/31/25
(e)
31.58 0.11 3.67 3.78 — — — 35.36
6/30/25
26.36 0.37 5.23 5.60 (0.38) — (0.38) 31.58
6/30/24
24.64 0.36 1.65 2.01 (0.29) — (0.29) 26.36
6/30/23
21.89 0.43 3.21 3.64 (0.89) — (0.89) 24.64
6/30/22
26.37 0.35 (3.80) (3.45) (1.03) — (1.03) 21.89
6/30/21
19.20 0.43 7.04 7.47 (0.30) — (0.30) 26.37
Class
I
12/31/25
(e)
33.73 0.15 4.07 4.22 (0.09) — (0.09) 37.86
6/30/25
28.16 0.74 5.52 6.26 (0.69) — (0.69) 33.73
6/30/24
26.31 0.68 1.73 2.41 (0.56) — (0.56) 28.16
6/30/23
23.37 0.65 3.48 4.13 (1.19) — (1.19) 26.31
6/30/22
27.87 0.64 (4.05) (3.41) (1.09) — (1.09) 23.37
6/30/21
20.27 0.75 7.38 8.13 (0.53) — (0.53) 27.87
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
12 .41% $ 26,234 0 .99%
(f)
0 .99%
(f)
1 .38%
(f)
11%
22 .42 23,580 1 .29 1 .15 2 .13 28
8 .97 20,976 1 .31 1 .15 2 .24 13
18 .00 21,524 1 .33 1 .15 2 .44 18
( 12 .90 ) 19,329 1 .33 1 .14 2 .26 28
40 .20 22,153 1 .28 1 .15 2 .88 24
12 .01 421 1 .74
(f)
1 .74
(f)
0 .66
(f)
11
21 .50 408 2 .04 1 .90 1 .33 28
8 .18 443 2 .06 1 .90 1 .43 13
17 .12 466 2 .08 1 .90 1 .88 18
( 13 .58 ) 266 2 .08 1 .89 1 .41 28
39 .17 365 2 .03 1 .90 1 .93 24
12 .53 1,282,868 0 .74
(f)
0 .74
(f)
0 .83
(f)
11
22 .71 113,985 1 .04 0 .90 2 .46 28
9 .25 82,445 1 .06 0 .90 2 .52 13
18 .33 76,052 1 .08 0 .90 2 .70 18
( 12 .71 ) 64,558 1 .08 0 .89 2 .38 28
40 .51 99,311 1 .03 0 .90 3 .10 24

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Large Cap Value Opportunities
Class
A
12/31/25
(e)
$ 5.26 $ 0.03 $ 0.64 $ 0.67 $ (0.06) $ (0.34) $ (0.40) $ 5.53
6/30/25
4.79 0.07 0.72 0.79 (0.09) (0.23) (0.32) 5.26
6/30/24
4.22 0.06 0.60 0.66 (0.07) (0.02) (0.09) 4.79
6/30/23
3.80 0.06 0.54 0.60 (0.03) (0.15) (0.18) 4.22
6/30/22
4.84 0.06 (0.22) (0.16) (0.05) (0.83) (0.88) 3.80
6/30/21
3.96 0.03 1.57 1.60 (0.15) (0.57) (0.72) 4.84
Class
C
12/31/25
(e)
3.85 0.01 0.47 0.48 (0.01) (0.34) (0.35) 3.98
6/30/25
3.57 0.02 0.53 0.55 (0.04) (0.23) (0.27) 3.85
6/30/24
3.15 0.02 0.45 0.47 (0.03) (0.02) (0.05) 3.57
6/30/23
2.88 0.02 0.40 0.42 — (0.15) (0.15) 3.15
6/30/22
3.88 0.02 (0.15) (0.13) (0.04) (0.83) (0.87) 2.88
6/30/21
3.28 0.01 1.26 1.27 (0.10) (0.57) (0.67) 3.88
Class
I
12/31/25
(e)
5.31 0.04 0.65 0.69 (0.07) (0.34) (0.41) 5.59
6/30/25
4.84 0.08 0.72 0.80 (0.10) (0.23) (0.33) 5.31
6/30/24
4.27 0.07 0.60 0.67 (0.08) (0.02) (0.10) 4.84
6/30/23
3.84 0.07 0.55 0.62 (0.04) (0.15) (0.19) 4.27
6/30/22
4.87 0.07 (0.22) (0.15) (0.05) (0.83) (0.88) 3.84
6/30/21
3.98 0.05 1.57 1.62 (0.16) (0.57) (0.73) 4.87
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
12 .64% $ 10,258 1 .45%
(f)
1 .00%
(f)
1 .04%
(f)
13%
16 .97 9,028 1 .60 1 .00 1 .33 25
15 .77 8,842 1 .61 1 .00 1 .42 35
15 .95 7,320 1 .56 1 .00 1 .38 40
( 4 .84 ) 6,927 1 .80 0 .99 1 .26 35
44 .10 5,419 1 .76 1 .00 0 .79 42
12 .50 1,773 2 .20
(f)
1 .75
(f)
0 .28
(f)
13
15 .87 1,141 2 .35 1 .75 0 .58 25
14 .97 1,173 2 .36 1 .75 0 .67 35
14 .84 1,163 2 .31 1 .75 0 .62 40
( 5 .24 ) 951 2 .55 1 .74 0 .47 35
42 .65 1,368 2 .51 1 .75 0 .19 42
12 .96 15,704 1 .20
(f)
0 .75
(f)
1 .29
(f)
13
17 .09 12,367 1 .35 0 .75 1 .58 25
15 .87 11,608 1 .36 0 .75 1 .67 35
16 .35 11,449 1 .31 0 .75 1 .63 40
( 4 .55 ) 11,112 1 .55 0 .74 1 .50 35
44 .50 13,008 1 .51 0 .75 1 .11 42

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Multi Cap Value
Class
A
12/31/25
(e)
$ 56.98 $ 0.33 $ 6.74 $ 7.07 $ (0.14) $ (0.91) $ — $ (1.05) $ 63.00
6/30/25
50.93 0.63 6.31 6.94 (0.71) (0.18) — (0.89) 56.98
6/30/24
44.63 0.60 6.19 6.79 (0.49) — — (0.49) 50.93
6/30/23
37.48 0.43 7.19 7.62 (0.47) — — (0.47) 44.63
6/30/22
41.46 0.26 (3.73) (3.47) (0.51) — — (0.51) 37.48
6/30/21
27.13 0.22 15.15 15.37 (0.69) — (0.35) (1.04) 41.46
Class
C
12/31/25
(e)
52.68 0.09 6.21 6.30 — (0.91) — (0.91) 58.07
6/30/25
47.12 0.22 5.82 6.04 (0.30) (0.18) — (0.48) 52.68
6/30/24
41.31 0.24 5.72 5.96 (0.15) — — (0.15) 47.12
6/30/23
34.69 0.11 6.67 6.78 (0.16) — — (0.16) 41.31
6/30/22
38.66 (0.05) (3.45) (3.50) (0.47) — — (0.47) 34.69
6/30/21
25.32 (0.03) 14.14 14.11 (0.42) — (0.35) (0.77) 38.66
Class
I
12/31/25
(e)
57.68 0.41 6.82 7.23 (0.29) (0.91) — (1.20) 63.71
6/30/25
51.54 0.78 6.39 7.17 (0.85) (0.18) — (1.03) 57.68
6/30/24
45.16 0.74 6.25 6.99 (0.61) — — (0.61) 51.54
6/30/23
37.92 0.54 7.28 7.82 (0.58) — — (0.58) 45.16
6/30/22
41.84 0.36 (3.76) (3.40) (0.52) — — (0.52) 37.92
6/30/21
27.37 0.30 15.30 15.60 (0.78) — (0.35) (1.13) 41.84
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
12 .40% $ 66,501 1 .07%
(f)
1 .07%
(f)
1 .07%
(f)
12%
13 .69 55,239 1 .22 1 .15 1 .17 30
15 .32 49,371 1 .17 1 .16 1 .28 24
20 .46 44,442 1 .28 1 .23 1 .04 22
( 8 .49 ) 40,006 1 .35 1 .25 0 .62 34
57 .70 43,489 1 .29 1 .15 0 .64 58
11 .95 7,565 1 .82
(f)
1 .82
(f)
0 .32
(f)
12
12 .84 5,849 1 .97 1 .90 0 .44 30
14 .47 3,022 1 .92 1 .91 0 .56 24
19 .58 1,287 2 .03 1 .98 0 .30 22
( 9 .17 ) 1,168 2 .10 2 .00 ( 0 .13 ) 34
56 .54 1,347 2 .04 1 .90 ( 0 .09 ) 58
12 .52 815,789 0 .82
(f)
0 .82
(f)
1 .32
(f)
12
13 .98 460,456 0 .97 0 .90 1 .41 30
15 .60 429,756 0 .92 0 .91 1 .54 24
20 .78 74,697 1 .03 0 .98 1 .29 22
( 8 .26 ) 38,624 1 .10 1 .00 0 .87 34
58 .09 37,441 1 .04 0 .90 0 .88 58

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Value Opportunities
Class
A
12/31/25
(e)
$ 47.23 $ 0.20 $ 4.55 $ 4.75 $ (0.22) $ (4.23) $ (4.45) $ 47.53
6/30/25
53.74 0.35 5.93 6.28 (0.46) (12.33) (12.79) 47.23
6/30/24
45.69 0.23 8.14 8.37 (0.20) (0.12) (0.32) 53.74
6/30/23
41.31 0.20 6.94 7.14 — (2.76) (2.76) 45.69
6/30/22
55.06 0.10 (8.11) (8.01) (0.08) (5.66) (5.74) 41.31
6/30/21
33.98 (0.02) 21.36 21.34 (0.26) — (0.26) 55.06
Class
C
12/31/25
(e)
37.13 0.03 3.57 3.60 — (4.23) (4.23) 36.50
6/30/25
44.46 (0.01) 5.05 5.04 (0.04) (12.33) (12.37) 37.13
6/30/24
37.95 (0.11) 6.74 6.63 — (0.12) (0.12) 44.46
6/30/23
34.99 (0.11) 5.83 5.72 — (2.76) (2.76) 37.95
6/30/22
47.84 (0.25) (6.87) (7.12) (0.07) (5.66) (5.73) 34.99
6/30/21
29.57 (0.31) 18.58 18.27 — — — 47.84
Class
R6
12/31/25
(e)
51.02 0.37 4.91 5.28 (0.44) (4.23) (4.67) 51.63
6/30/25
57.22 0.59 6.26 6.85 (0.72) (12.33) (13.05) 51.02
6/30/24
48.62 0.44 8.68 9.12 (0.40) (0.12) (0.52) 57.22
6/30/23
43.77 0.38 7.37 7.75 (0.14) (2.76) (2.90) 48.62
6/30/22
57.78 0.31 (8.57) (8.26) (0.09) (5.66) (5.75) 43.77
6/30/21
35.66 0.17 22.41 22.58 (0.46) — (0.46) 57.78
Class
I
12/31/25
(e)
50.03 0.28 4.82 5.10 (0.36) (4.23) (4.59) 50.54
6/30/25
56.31 0.50 6.18 6.68 (0.63) (12.33) (12.96) 50.03
6/30/24
47.85 0.37 8.54 8.91 (0.33) (0.12) (0.45) 56.31
6/30/23
43.12 0.32 7.25 7.57 (0.08) (2.76) (2.84) 47.85
6/30/22
57.08 0.22 (8.43) (8.21) (0.09) (5.66) (5.75) 43.12
6/30/21
35.21 0.08 22.15 22.23 (0.36) — (0.36) 57.08
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
9.94% $ 22,360 1.40%
(f)
1.20%
(f)
0.78%
(f)
37%
9.85 22,750 1.30 1.20 0.66 96
18.36 22,385 1.35 1.20 0.46 71
17.62 20,932 1.31 1.20 0.44 71
(16.01) 19,467 1.33 1.19 0.20 58
63.00 27,091 1.37 1.36 (0.04) 86
9.55 5,999 2.15
(f)
1.95
(f)
0.17
(f)
37
9.03 2,416 2.05 1.95 (0.03) 96
17.49 1,643 2.10 1.95 (0.28) 71
16.71 2,447 2.06 1.95 (0.29) 71
(16.61) 3,933 2.08 1.94 (0.57) 58
61.79 8,429 2.12 2.11 (0.80) 86
10.24 16,369 0.89
(f)
0.69
(f)
1.37
(f)
37
10.28 7,232 0.91 0.81 1.06 96
18.83 5,970 0.96 0.81 0.85 71
18.06 5,879 0.93 0.82 0.81 71
(15.68) 4,893 0.94 0.80 0.59 58
63.67 6,160 0.95 0.94 0.36 86
10.09 214,888 1.15
(f)
0.95
(f)
1.05
(f)
37
10.13 203,813 1.05 0.95 0.91 96
18.68 185,160 1.10 0.95 0.72 71
17.88 168,888 1.06 0.95 0.69 71
(15.79) 145,461 1.08 0.94 0.42 58
63.42 263,394 1.11 1.10 0.16 86

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small/Mid Cap Value
Class
A
12/31/25
(e)
$ 31.84 $ 0.12 $ 3.78 $ 3.90 $ (0.16) $ (2.14) $ (2.30) $ 33.44
6/30/25
32.28 0.19 2.92 3.11 (0.38) (3.17) (3.55) 31.84
6/30/24
27.67 0.21 4.53 4.74 (0.07) (0.06) (0.13) 32.28
6/30/23
24.60 0.14 4.32 4.46 — (1.39) (1.39) 27.67
6/30/22
32.13 0.03 (2.89) (2.86) (0.11) (4.56) (4.67) 24.60
6/30/21
20.05 0.01 12.13 12.14 (0.06) — (0.06) 32.13
Class
C
12/31/25
(e)
25.17 (—)
(h)
2.98 2.98 — (2.14) (2.14) 26.01
6/30/25
26.10 (0.04) 2.39 2.35 (0.11) (3.17) (3.28) 25.17
6/30/24
22.50 (0.02) 3.68 3.66 — (0.06) (0.06) 26.10
6/30/23
20.38 (0.04) 3.55 3.51 — (1.39) (1.39) 22.50
6/30/22
27.57 (0.17) (2.37) (2.54) (0.09) (4.56) (4.65) 20.38
6/30/21
17.29 (0.14) 10.42 10.28 — — — 27.57
Class
R6
12/31/25
(e)
33.38 0.19 3.97 4.16 (0.31) (2.14) (2.45) 35.09
6/30/25
33.71 0.39 3.00 3.39 (0.55) (3.17) (3.72) 33.38
6/30/24
28.87 0.35 4.75 5.10 (0.20) (0.06) (0.26) 33.71
6/30/23
25.54 0.24 4.50 4.74 (0.02) (1.39) (1.41) 28.87
6/30/22
33.06 0.16 (3.01) (2.85) (0.11) (4.56) (4.67) 25.54
6/30/21
20.64 0.10 12.49 12.59 (0.17) — (0.17) 33.06
Class
I
12/31/25
(e)
33.02 0.17 3.92 4.09 (0.25) (2.14) (2.39) 34.72
6/30/25
33.37 0.28 3.02 3.30 (0.48) (3.17) (3.65) 33.02
6/30/24
28.60 0.29 4.69 4.98 (0.15) (0.06) (0.21) 33.37
6/30/23
25.32 0.23 4.44 4.67 — (1.39) (1.39) 28.60
6/30/22
32.86 0.10 (2.97) (2.87) (0.11) (4.56) (4.67) 25.32
6/30/21
20.49 0.07 12.42 12.49 (0.12) — (0.12) 32.86
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Does not include in-kind transactions.
(h)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
12.16% $ 9,660 1.32%
(f)
1.31%
(f)
0.70%
(f)
45%
9.17 7,886 1.35 1.31 0.60 64
(g)
17.21 4,710 1.42 1.31 0.70 81
18.50 3,627 1.41 1.31 0.53 39
(10.81) 3,003 1.61 1.30 0.10 42
60.64 3,321 1.64 1.31 0.06 57
11.72 1,468 2.07
(f)
2.06
(f)
(0.01)
(f)
45
8.38 828 2.10 2.06 (0.16) 64
(g)
16.31 386 2.17 2.06 (0.07) 81
17.65 426 2.16 2.06 (0.20) 39
(11.48) 341 2.36 2.05 (0.67) 42
59.46 538 2.39 2.06 (0.65) 57
12.37 2,513 0.93
(f)
0.92
(f)
1.08
(f)
45
9.64 2,038 0.94 0.90 1.07 64
(g)
17.75 21,258 0.97 0.86 1.15 81
18.92 18,080 1.06 0.96 0.88 39
(10.44) 16,015 1.19 0.88 0.53 42
61.19 19,155 1.28 0.95 0.37 57
12.30 89,158 1.07
(f)
1.06
(f)
0.93
(f)
45
9.45 80,377 1.10 1.06 0.84 64
(g)
17.48 73,600 1.17 1.06 0.96 81
18.82 63,397 1.16 1.06 0.83 39
(10.57) 15,577 1.36 1.05 0.34 42
61.03 23,554 1.39 1.06 0.26 57

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Investment Trust and Nuveen Investment Trust II (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Nuveen
Investment Trust is comprised of the Nuveen Global Equity Income Fund (“Global Equity Income”), Nuveen Large Cap Value Opportunities Fund
(“Large Cap Value Opportunities”), Nuveen Multi Cap Value Fund (“Multi Cap Value”), Nuveen Small Cap Value Opportunities Fund (“Small Cap
Value Opportunities”) and Nuveen Small/Mid Cap Value Fund (“Small/Mid Cap Value”) and Nuveen Investment Trust II is comprised of Nuveen
International Value Fund (“International Value”), among others (each a “Fund” and collectively, the “Funds”). Nuveen Investment Trust and Nuveen
Investment Trust II were each organized as Massachusetts business trusts in 1996 and 1997, respectively.
Current Fiscal Period
: The end of the reporting period for the Funds is December 31, 2025, and the period covered by these Notes to Financial
Statements is the six months ended December 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1%
if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-
dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.

Notes to Financial Statements
(continued)
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Structured notes are valued based upon a price supplied by a pricing service and are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.
Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Global Equity Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 70,583,219 $ 73,066,962 $ – $ 143,650,181
Convertible Preferred Securities 2,361,852 – – 2,361,852
Structured Notes – 3,823,803 – 3,823,803
Investments Purchased with Collateral from Securities
Lending 510,963 – – 510,963
Total $ 73,456,034 $ 76,890,765 $ – $ 150,346,799

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
International Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 161,929,018 $ 1,134,898,545 $ – $ 1,296,827,563
Investments Purchased with Collateral from Securities
Lending 3,992,455 – – 3,992,455
Short-Term Investments:
Repurchase Agreements – 22,489,955 – 22,489,955
Total $ 165,921,473 $ 1,157,388,500 $ – $ 1,323,309,973
Large Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 26,431,475 $ – $ – $ 26,431,475
Investments Purchased with Collateral from Securities
Lending 404,577 – – 404,577
Short-Term Investments:
Repurchase Agreements – 1,175,000 – 1,175,000
Total $ 26,836,052 $ 1,175,000 $ – $ 28,011,052
Multi Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 843,833,538 $ – $ – $ 843,833,538
Investments Purchased with Collateral from Securities
Lending 5,244,448 – – 5,244,448
Short-Term Investments:
Repurchase Agreements – 45,508,693 – 45,508,693
Total $ 849,077,986 $ 45,508,693 $ – $ 894,586,679
Small Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 255,419,356 $ – $ – $ 255,419,356
Investments Purchased with Collateral from Securities
Lending 441,325 – – 441,325
Short-Term Investments:
Repurchase Agreements – 4,048,940 – 4,048,940
Total $ 255,860,681 $ 4,048,940 $ – $ 259,909,621
Small/Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 96,685,938 $ – $ – $ 96,685,938
Short-Term Investments:
Repurchase Agreements – 5,804,715 – 5,804,715
Total $ 96,685,938 $ 5,804,715 $ – $ 102,490,653
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
International Value Fixed Income Clearing Corporation $ 22,489,955 $ (22,939,942)
Large Cap Value Opportunities Fixed Income Clearing Corporation 1,175,000 (1,198,661)
Multi Cap Value Fixed Income Clearing Corporation 45,508,693 (46,419,092)
Small Cap Value Opportunities Fixed Income Clearing Corporation 4,048,940 (4,130,276)
Small/Mid Cap Value Fixed Income Clearing Corporation 5,804,715 (5,921,169)

Notes to Financial Statements
(continued)
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Option Transactions:
During the current fiscal period, Global Equity Income wrote call options to manage risk and hedge against adverse movement in a security held in the portfolio.
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Global Equity Income $483,848 $510,963
International Value 3,887,146 3,992,455
Large Cap Value Opportunities 388,982 404,577
Multi Cap Value 5,042,413 5,244,448
Small Cap Value Opportunities 423,600 441,325
*May include cash and investment of cash collateral.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Global Equity Income
$ 26,237,053 $ 28,123,751
International Value
1,152,571,345 69,326,810
Large Cap Value Opportunities
4,560,137 3,247,527
Multi Cap Value
358,192,323 78,331,593
Small Cap Value Opportunities
95,581,208 91,196,990
Small/Mid Cap Value*
42,185,077 42,686,945

The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or "baskets" of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option.
When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as an asset on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
t
The average notional amount of outstanding options written during the current fiscal period, was as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Average Notional Amount of Written
Options Contracts Outstanding
*
Global Equity Income $ 974,167
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Global Equity Income
Written options Equity $ 98,173 $ (17,955)

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
12/31/25
Year Ended
6/30/25
Global Equity Income Shares Value Shares Value
Subscriptions:
Class A 27,794 $1,155,277 38,544 $1,381,281
Class A - automatic conversion of Class C 108 4,217 84 2,951
Class C 1,418 57,988 1,675 61,600
Class I 50,362 2,061,428 82,857 2,942,908
Total subscriptions 79,682 3,278,910 123,160 4,388,740
Reinvestments of distributions:
Class A 20,134 849,272 44,713 1,662,842
Class C 64 2,664 235 8,699
Class I 12,156 513,139 26,109 968,924
Total reinvestments of distributions 32,354 1,365,075 71,057 2,640,465
Redemptions:
Class A (136,464) (5,613,527) (331,129) (11,792,532)
Class C (5,073) (209,123) (18,328) (650,867)
Class C - automatic conversion to Class A (108) (4,217) (84) (2,951)
Class I (77,176) (3,186,861) (185,950) (6,589,532)
Total redemptions (218,821) (9,013,728) (535,491) (19,035,882)
Net increase (decrease) (106,785) $(4,369,743) (341,274) $(12,006,677)
Six Months Ended
12/31/25
Year Ended
6/30/25
International Value Shares Value Shares Value
Subscriptions:
Class A 60,945 $2,118,258 148,130 $4,549,006
Class C 1,257 42,807 2,079 58,378
Class I 32,604,735 1,170,209,206 1,141,776 34,576,477
Total subscriptions 32,666,937 1,172,370,271 1,291,985 39,183,861
Reinvestments of distributions:
Class A 60 2,271 14,696 406,926
Class C — — 210 5,498
Class I 77,293 2,935,569 71,234 1,986,001
Total reinvestments of distributions 77,353 2,937,840 86,140 2,398,425
Redemptions:
Class A (68,073) (2,385,735) (208,806) (6,334,317)
Class C (2,268) (74,433) (6,155) (170,386)
Class I (2,176,649) (79,770,145) (760,708) (22,274,565)
Total redemptions (2,246,990) (82,230,313) (975,669) (28,779,268)
Net increase (decrease) 30,497,300 $1,093,077,798 402,456 $12,803,018

Six Months Ended
12/31/25
Year Ended
6/30/25
Large Cap Value Opportunities Shares Value Shares Value
Subscriptions:
Class A 229,257 $1,276,751 124,155 $616,678
Class C 192,932 791,896 23,998 85,491
Class I 521,213 3,013,160 216,709 1,112,643
Total subscriptions 943,402 5,081,807 364,862 1,814,812
Reinvestments of distributions:
Class A 107,605 599,361 104,389 520,510
Class C 36,193 144,077 24,643 90,442
Class I 187,194 1,056,971 150,210 756,707
Total reinvestments of distributions 330,992 1,800,409 279,242 1,367,659
Redemptions:
Class A (198,327) (1,083,261) (358,106) (1,755,240)
Class C (79,142) (336,343) (81,600) (295,137)
Class I (224,319) (1,292,106) (439,882) (2,253,051)
Total redemptions (501,788) (2,711,710) (879,588) (4,303,428)
Net increase (decrease) 772,606 $4,170,506 (235,484) $(1,120,957)
Six Months Ended
12/31/25
Year Ended
6/30/25
Multi Cap Value Shares Value Shares Value
Subscriptions:
Class A 131,261 $8,031,830 89,167 $4,848,599
Class C 34,806 1,969,049 57,994 2,921,760
Class I 4,793,089 296,385,286 2,224,091 121,288,214
Total subscriptions 4,959,156 306,386,165 2,371,252 129,058,573
Reinvestments of distributions:
Class A 14,378 907,378 13,361 731,956
Class C 1,940 112,570 701 35,759
Class I 229,134 14,659,309 145,483 8,051,930
Total reinvestments of distributions 245,452 15,679,257 159,545 8,819,645
Redemptions:
Class A (59,375) (3,620,895) (102,498) (5,521,838)
Class C (17,518) (982,177) (11,807) (592,085)
Class I (200,995) (12,401,993) (2,724,395) (151,167,241)
Total redemptions (277,888) (17,005,065) (2,838,700) (157,281,164)
Net increase (decrease) 4,926,720 $305,060,357 (307,903) $(19,402,946)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
12/31/25
Year Ended
6/30/25
Small Cap Value Opportunities Shares Value Shares Value
Subscriptions:
Class A 33,876 $1,663,752 95,445 $4,868,645
Class A - automatic conversion of Class C — — 136 6,334
Class C 93,338 3,625,939 41,484 1,567,772
Class R6 194,041 10,360,737 43,597 2,341,281
Class I 376,950 19,868,919 1,428,182 73,833,026
Total subscriptions 698,205 35,519,347 1,608,844 82,617,058
Reinvestments of distributions:
Class A 35,796 1,730,360 88,359 4,562,734
Class C 15,302 565,885 8,926 361,699
Class R6 18,289 962,969 17,905 998,814
Class I 354,538 18,256,460 762,599 41,732,354
Total reinvestments of distributions 423,925 21,515,674 877,789 47,655,601
Redemptions:
Class A (80,900) (3,967,840) (118,812) (6,254,476)
Class C (9,338) (360,659) (22,121) (923,792)
Class C - automatic conversion to Class A — — (173) (6,334)
Class R6 (37,033) (2,011,290) (24,077) (1,317,198)
Class I (553,250) (28,840,283) (1,405,135) (74,792,100)
Total redemptions (680,521) (35,180,072) (1,570,318) (83,293,900)
Net increase (decrease) 441,609 $21,854,949 916,315 $46,978,759
Six Months Ended
12/31/25
Year Ended
6/30/25
Small/Mid Cap Value Shares Value Shares Value
Subscriptions:
Class A 49,069 $1,682,716 125,799 $4,190,937
Class C 22,493 612,170 23,834 594,835
Class R6 13,976 502,601 257,947 9,206,892
Class I 449,822 15,855,832 905,457 30,245,369
Total subscriptions 535,360 18,653,319 1,313,037 44,238,033
Reinvestments of distributions:
Class A 16,161 549,632 19,364 649,784
Class C 4,012 105,743 1,904 50,568
Class R6 4,597 164,565 72,899 2,559,739
Class I 162,946 5,763,680 222,370 7,732,272
Total reinvestments of distributions 187,716 6,583,620 316,537 10,992,363
Redemptions:
Class A (24,035) (817,978) (43,368) (1,372,218)
Class C (3,004) (81,549) (7,603) (192,297)
Class R6 (8,023) (288,964) (900,422) (31,410,392)
Class I (479,127) (16,814,329) (898,994) (30,478,978)
Total redemptions (514,189) (18,002,820) (1,850,387) (63,453,885)
Net increase (decrease) 208,887 $7,234,119 (220,813) $(8,223,489)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Equity Income
$ 100,216,511 $ 52,893,355 $ (2,763,067) $ 50,130,288
International Value
1,196,306,498 143,367,242 (16,363,767) 127,003,475
Large Cap Value Opportunities
17,280,379 10,949,617 (218,944) 10,730,673
Multi Cap Value
709,043,536 194,248,848 (8,705,705) 185,543,143
Small Cap Value Opportunities
221,784,072 47,269,266 (9,143,717) 38,125,549
Small/Mid Cap Value
86,611,378 18,267,035 (2,387,760) 15,879,275
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Equity Income
$ 1,620,698 $ — $ 43,778,253 $ (219,401,380) $ — $ (1,258,134) $ (175,260,563)
International Value
2,943,521 — 49,771,760 (198,018,769) — — (145,303,488)
Large Cap Value Opportunities
207,163 1,387,420 8,828,135 — — — 10,422,718
Multi Cap Value
7,656,776 4,532,823 112,025,397 — — (15,024) 124,199,972
Small Cap Value Opportunities
462,549 11,618,733 24,591,927 — — — 36,673,209
Small/Mid Cap Value
— 4,476,609 14,845,791 — (2,603,467) — 16,718,933
Fund Short-Term Long-Term Total
Global Equity Income
1
$ 6,415,473 $ 212,985,907 $ 219,401,380
International Value 7,037,883 190,980,886 198,018,769
Large Cap Value Opportunities — — —
Multi Cap Value — — —
Small Cap Value Opportunities — — —
Small/Mid Cap Value — — —
1
Global Equity Income’s capital loss carryforward is subject to significant limitations under the Internal Revenue Code and related regulations. In particular, it is expected that the Fund will only be able to annually utilize approximately $4 million of its outstanding capital loss carryforward for the next fourteen years, at which point the annual limitation will further be reduced to approximately $1.2 million.

Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the reporting period, the complex-level fee for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Average Daily Net Assets
Global
Equity
Income
International
Value
Large Cap
Value
Opportunities
Multi Cap
Value
Small Cap Value
Opportunities
Small/Mid Cap
Value
For the first $125 million 0.5500% 0.5500% 0.5000% 0.5500% 0.6500% 0.6000%
For the next $125 million 0.5375 0.5375 0.4875 0.5375 0.6375 0.5875
For the next $250 million 0.5250 0.5250 0.4750 0.5250 0.6250 0.5750
For the next $500 million 0.5125 0.5125 0.4625 0.5125 0.6125 0.5625
For the next $1 billion 0.5000 0.5000 0.4500 0.5000 0.6000 0.5500
For the next $3 billion 0.4750 0.4750 0.4250 0.4750 0.5750 0.5250
For the next $2.5 billion 0.4500 0.4500 0.4000 0.4500 0.5500 0.5000
For the next $2.5 billion 0.4375 0.4375 0.3875 0.4375 0.5375 0.4875
For net assets over $10 billion 0.4250 0.4250 0.3750 0.4250 0.5250 0.4750
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Global Equity Income
0.1560%
International Value
0.1560
Large Cap Value Opportunities
0.1560
Multi Cap Value
0.1560
Small Cap Value Opportunities
0.1560
Small/Mid Cap Value
0.1560
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Global Equity Income 0.90% July 31, 2027 N/A
International Value 0.94 July 31, 2027 N/A
Large Cap Value Opportunities 0.79 July 31, 2027 1.35%
Multi Cap Value 0.94 July 31, 2027 N/A
Small Cap Value Opportunities 0.99 July 31, 2027 1.50%
Small/Mid Cap Value 1.10 July 31, 2027 1.45%
N/A - Not Applicable.

Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Value
Global Equity Income
$ 11,548
International Value
11,528
Large Cap Value Opportunities
820
Multi Cap Value
352,605
Small Cap Value Opportunities
376,126
Small/Mid Cap Value
134,550
Fund
Purchases Sales
Realized
Gain (Loss)
Global Equity Income
$ — $ — $ —
International Value
188,411,839 — —
Large Cap Value Opportunities
— — —
Multi Cap Value
— — —
Small Cap Value Opportunities
— 668,962 115,662
Small/Mid Cap Value
— — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Global Equity Income
$ 6,418 $ 5,976
International Value
11,199 9,889
Large Cap Value Opportunities
5,114 4,870
Multi Cap Value
33,613 29,655
Small Cap Value Opportunities
9,446 8,225
Small/Mid Cap Value
14,247 13,090

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by affiliates was as follows:
9. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
Fund
Commission
Advances
Global Equity Income
$ 2,714
International Value
270
Large Cap Value Opportunities
10,271
Multi Cap Value
19,079
Small Cap Value Opportunities
35,960
Small/Mid Cap Value
10,679
Fund
12b-1 Fees
Retained
Global Equity Income
$ 86
International Value

Large Cap Value Opportunities
1,600
Multi Cap Value
11,570
Small Cap Value Opportunities
10,484
Small/Mid Cap Value
2,682
Fund
CDSC
Retained
Global Equity Income
$ 69
International Value
16
Large Cap Value Opportunities
—
Multi Cap Value
28
Small Cap Value Opportunities
643
Small/Mid Cap Value

Underlying Fund
Nuveen
Lifecycle
Funds
Nuveen
Lifestyle
Funds
Nuveen
Managed
Allocation
Fund Total
International Value 82% 4% 2% 88%
Fund Nuveen Owned Shares
Small Cap Value Opportunities -%*
Small/Mid Cap Value -%*
*Rounds to less than 1%.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund does not pay any remuneration to its officers, but the Fund does reimburse Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Fund’s Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by the Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: March 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: March 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)